Property, plant and equipment - Schedule of Depreciation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 2,238	$ 1,411	$ 1,447
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	2,087	1,309	1,377
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	121	73	40
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 30	$ 29	$ 30